Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Instruments

NOTE 22— FINANCIAL INSTRUMENTS

22.1 Financial assets and liabilities by categories

		At December 31, 2018				At December 31, 2017
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	Loan and receivables	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Cash and cash equivalents	13	164	—	—	164	269	—	—	269
Trade receivables	14	—	—	481	481	306	—	—	306
Finance lease receivables	14	—	—	—	—	12	—	—	12
Other financial assets		74	30		104	83	77	19	179

Total financial assets		238	30	481	749	670	77	19	766

		At December 31, 2018				At December 31, 2017
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Trade payables and fixed assets payables	20	715	—	—	715	744	—	—	744
Borrowings	21	2,151	—	—	2,151	2,127	—	—	2,127
Other financial liabilities		—	79	10	89	—	66	—	66

Total financial liabilities		2,866	79	10	2,955	2,871	66	—	2,937

The table below details other financial assets and other financial liabilities positions:

	At December 31, 2018			At December 31, 2017
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Derivatives	7	23	30	29	67	96
Aluminium and premium future contracts	2	7	9	6	39	45
Energy future contracts	—	—	—	—	—	—
Other future contracts	—	—	—	—	1	1
Currency commercial contracts	3	12	15	21	20	41
Currency net debt derivatives	2	4	6	2	7	9
Loans (A)	67	2	69	81	2	83
Margin call	—	5	5	—	—	—

Other financial assets	74	30	104	110	69	179

Derivatives	29	60	89	43	23	66
Aluminium and premium future contracts	6	38	44	—	6	6
Energy future contracts	—	—	—	—	—	—
Other future contracts	5	3	8	—	1	1
Currency commercial contracts	7	12	19	6	12	18
Net investment hedge	—	4	4	—	—	—
Currency net debt derivatives	11	3	14	37	4	41

Other financial liabilities	29	60	89	43	23	66

(A)	Corresponds to a loan facility to Constellium-UACJ ABS LLC (See NOTE 18 – Investments accounted for under the equity method).

22.2 Fair values

All derivatives are presented at fair value in the Consolidated Statement of Financial Position.

The carrying value of the Group’s borrowings at maturity is the redemption value.

The fair value of Constellium N.V. Senior Notes issued in May 2014, February 2017 and November 2017 account for 97%, 94% and 91% respectively of the nominal value and amount to €627 million, €533 million and €760 million, respectively, at December 31, 2018. The fair value was classified as a Level 1 measurement under the fair value hierarchy provided by IFRS 13 – Fair Value Measurement.

The fair values of the other financial assets and liabilities approximate their carrying values, as a result of their liquidity or short maturity except for the loan facility to Constellium-UACJ ABS LLC (See NOTE 18—Investments accounted for under the equity method).

22.3 Valuation hierarchy

The following table provides an analysis of derivatives measured at fair value, grouped into levels based on the degree to which the fair value is observable:

•	Level 1 valuation is based on quoted price (unadjusted) in active markets for identical financial instruments, it includes aluminium, copper and zinc futures that are traded on the LME.

•

Level 2 valuation is based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. prices) or indirectly (i.e. derived from prices), it includes foreign exchange derivatives.

•

Level 3 valuation is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs). Trade receivables are classified as a Level 3 measurement under the fair value hierarchy.

	At December 31, 2018				At December 31, 2017
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets—derivatives	9	21	—	30	46	50	—	96
Other financial liabilities—derivatives	50	39	—	89	6	60	—	66

There was no material transfer into or out of any Level 1, Level 2 nor Level 3 during the year ended December 31, 2018 and the year ended December 31, 2017.